UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 012/31/07
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle
February 14, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: 1,821,820

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
AMEDISYS INC                   COM              023436108    21349 440005.0000 SH    Sole                        440005.0000
AMR Corp.                      COM              001765106     1833 130645.0000 SH    Sole                        130645.0000
Allstate Insurance Grp.        COM              020002101    61373 1175054.2730 SH   Sole                        1175054.2730
Altria Group Inc               COM              02209S103    99166 1312066.5827 SH   Sole                        1312066.5827
American International Group   COM              026874107    80283 1377063.0000 SH   Sole                        1377063.0000
Anadarko Petroleum Corp.       COM              032511107    91671 1395507.0000 SH   Sole                        1395507.0000
BHP BILLITON LTD SPONSORED ADR COM              088606108    87504 1249350.0000 SH   Sole                        1249350.0000
Berkshire Hathaway CL B        COM              084670207      213  45.0000 SH       Sole                           45.0000
Boeing Corp                    COM              097023105    51623 590250.0000 SH    Sole                        590250.0000
Burlington Northern Santa Fe C COM              12189T104      732 8790.0000 SH      Sole                         8790.0000
Capital One Financial Corp.    COM              14040H105    13281 281013.7350 SH    Sole                        281013.7350
Caterpillar                    COM              149123101    85265 1175094.0000 SH   Sole                        1175094.0000
Cemex S A Sponsor ADR New Rep  COM              151290889    84233 3258537.7563 SH   Sole                        3258537.7563
Cisco Systems Inc              COM              17275R102    84288 3113732.0000 SH   Sole                        3113732.0000
Citigroup Inc.                 COM              172967101    29017 985637.9243 SH    Sole                        985637.9243
ConocoPhillips                 COM              20825C104    80971 916993.8400 SH    Sole                        916993.8400
Corning Inc.                   COM              219350105    50721 2114265.0000 SH   Sole                        2114265.0000
Countrywide Financial Corp.    COM              222372104    24414 2730817.2950 SH   Sole                        2730817.2950
DEVON ENERGY CORP NEW COM      COM              25179M103   111986 1259543.5650 SH   Sole                        1259543.5650
Exxon Mobil Corp.              COM              30231G102     1037 11071.0000 SH     Sole                        11071.0000
FIDELITY NATIONAL FINANCIAL-A  COM              31620R105     3503 239737.0000 SH    Sole                        239737.0000
FIDELITY NATL INFO SVC COM     COM              31620M106    36416 875598.0000 SH    Sole                        875598.0000
Fannie Mae                     COM              313586109     5938 148524.0000 SH    Sole                        148524.0000
GULFPORT ENERGY CORP COM NEW   COM              402635304     3668 200850.0000 SH    Sole                        200850.0000
General Electric               COM              369604103     1073 28957.3032 SH     Sole                        28957.3032
Goodyear Tire & Rubber         COM              382550101    22551 799110.0000 SH    Sole                        799110.0000
Graco Inc.                     COM              384109104     8027 215439.0000 SH    Sole                        215439.0000
HARRIS CORP DEL COM            COM              413875105    45373 723883.0000 SH    Sole                        723883.0000
Harley Davidson Inc.           COM              412822108    19635 420365.0000 SH    Sole                        420365.0000
Home Depot                     COM              437076102     2414 89624.3900 SH     Sole                        89624.3900
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     6311 651300.0000 SH    Sole                        651300.0000
Intel Corp                     COM              458140100      427 16000.0000 SH     Sole                        16000.0000
International Business Machine COM              459200101    16403 151740.3785 SH    Sole                        151740.3785
KINETIC CONCEPTS INC           COM              49460W208    34438 642985.0000 SH    Sole                        642985.0000
MARSHALL EDWARDS INC COM       COM              572322303      219 75607.0000 SH     Sole                        75607.0000
Microsoft Corp                 COM              594918104      567 15916.1095 SH     Sole                        15916.1095
NOVAGOLD RES INC COM NEW       COM              66987E206     5179 634700.0000 SH    Sole                        634700.0000
NVR Inc.                       COM              62944T105    26226 50050.0000 SH     Sole                        50050.0000
Nabors Industries LTD New (Ber COM              G6359F103    28183 1028947.0000 SH   Sole                        1028947.0000
Novogen LTD                    COM              67010F103     1382 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    51040 2260410.0000 SH   Sole                        2260410.0000
Rush Enterprises CLA           COM              781846209     5089 279907.5000 SH    Sole                        279907.5000
Rush Enterprises CLB           COM              781846308     3983 223757.5000 SH    Sole                        223757.5000
Stanley Furniture Inc New      COM              854305208     9614 801125.0000 SH    Sole                        801125.0000
Terex Corp Del                 COM              880779103    88770 1353815.0000 SH   Sole                        1353815.0000
Thor Industries Inc.           COM              885160101    47942 1261293.0000 SH   Sole                        1261293.0000
Transocean Inc.                COM              G90073100    46553 325202.0000 SH    Sole                        325202.0000
U S Bancorp Del New            COM              902973304      432 13610.0000 SH     Sole                        13610.0000
United Technologies Corp.      COM              913017109      422 5510.0000 SH      Sole                         5510.0000
UnitedHealth Group Inc.        COM              91324P102   113757 1954580.1220 SH   Sole                        1954580.1220
WESCO INTERNATIONAL INC        COM              95082P105    23800 600400.0000 SH    Sole                        600400.0000
Wal-Mart Stores                COM              931142103      368 7745.0000 SH      Sole                         7745.0000
Washington Mutual Inc.         COM              939322103    17069 1254167.0000 SH   Sole                        1254167.0000
Whirlpool Corp                 COM              963320106    72044 882572.0000 SH    Sole                        882572.0000
Winnebago Inds. Inc.           COM              974637100    11466 545480.0000 SH    Sole                        545480.0000
Wyeth                          COM              983024100      286 6473.0000 SH      Sole                         6473.0000
Muhlenkamp Fund                                 962096103      294 4522.5020 SH      Sole                         4522.5020